Balance Sheet Components (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Subscriber acquisition costs
Subscriber acquisition costs	$ 1,180,390	$ 958,261	$ 628,739
Accumulated amortization	(234,539)	(167,617)	(80,666)
Subscriber acquisition costs, net	945,851	790,644	548,073
Long-term investments and other assets
Notes receivable, net of allowance		977	600
Security deposit receivable		6,363	6,606
Investments		3,486	3,306
Other		67	21
Total long-term investments and other assets, net	10,629	10,893	10,533
Accrued payroll and commissions
Accrued payroll	21,328	18,071	16,432
Accrued commissions	49,213	20,176	21,547
Total accrued payroll and commissions	70,541	38,247	37,979
Accrued expenses and other current liabilities
Accrued interest payable	16,520	17,153	11,695
Accrued payroll taxes and withholdings	3,543	3,938
Accrued taxes	3,396	2,683
Wireless restructuring costs	2,570	4,275
Loss contingencies	2,545	2,504	9,663
Other		15,916	7,504
Other	8,042	5,020
Total accrued expenses and other current liabilities	$ 36,616	$ 35,573	$ 28,862